Shareholder Report		2 Months Ended	12 Months Ended
	Aug. 05, 2020	Oct. 11, 2017	Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			FORUM FUNDS II
Entity Central Index Key			0001576367
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2026
C000158764
Shareholder Report [Line Items]
Fund Name			ABR Dynamic Blend Equity & Volatility Fund
Class Name			Institutional
Trading Symbol			ABRVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number			(855) 422-4518
Additional Information Website			www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$210	2.00%

Expenses Paid, Amount			$ 210
Expense Ratio, Percent			2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2026, the S&P 500 Index increased 19.56% while volatility dropped 49.51% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund increased 10.08%.

For the most part, the trend higher in U.S. equities continued throughout the fiscal year. However, there was a notable interruption in March 2026, as a result of the war in the Middle East. The S&P 500 Index was down 5% for the full month of March and had a peak-to-trough drawdown of 9%. In other words, it was a modest pullback in equities, not a large crash. For context, the S&P 500’s average intra-year maximum drawdown has been 16% since 1928.

The VIX Index is a measure of the implied volatility of the S&P 500 Index. S&P 500 implied volatility is a measure of market participants’ collective pricing of the future swings of the S&P 500 (plus a risk premium). The VIX Index closed at 31.05 on March 27, 2026, its highest close of the year (so far, at least).

S&P 500 realized volatility is a measure of the actual historical swings in the daily returns of the S&P 500 Index. It was 19 in March, and it was only 15 before the 3% rally on the last day of the month. In other words, realized volatility stayed quite low compared to implied volatility in March 2026.

The ABR Dynamic Blend Equity and Volatility Fund utilizes a primarily volatility trend-following model. In March there were conflicting trend signals: the previously mentioned increase in implied volatility paired with stubbornly low realized volatility. The conflicting signals drove the model to employ only modestly increased exposures to volatility instruments. Put another way, the model was prepared to shift into meaningful volatility exposures had the situation worsened, but it had not yet overreacted to the modest moves in March.

We believe that turned out reasonably well. April and May 2026 brought a sharp reversal higher in equities and lower in volatility. In many instances, a sharp reversal is an unfavorable environment for a trend-following model. However, due to its only modestly increased exposures to volatility instruments, the model was able to navigate the trend change and participate in the equity market recovery. For the full fiscal year August 1, 2025, through July 31, 2026, the Fund gained 10.08% , achieving the model’s goal of preserving positive performance in bull markets while potentially capturing favorable volatility movements in major equity market crises.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Class	S&P 500® Index
7/31/16	$10,000	$10,000
10/31/16	$9,679	$9,833
1/31/17	$10,201	$10,596
4/30/17	$10,442	$11,143
7/31/17	$10,599	$11,604
10/31/17	$10,735	$12,157
1/31/18	$11,690	$13,395
4/30/18	$11,268	$12,621
7/31/18	$11,495	$13,489
10/31/18	$11,441	$13,050
1/31/19	$10,718	$13,085
4/30/19	$11,460	$14,324
7/31/19	$11,460	$14,566
10/31/19	$11,055	$14,920
1/31/20	$11,666	$15,922
4/30/20	$16,265	$14,448
7/31/20	$17,409	$16,308
10/31/20	$16,559	$16,369
1/31/21	$17,255	$18,668
4/30/21	$18,529	$21,092
7/31/21	$19,010	$22,251
10/31/21	$19,407	$23,393
1/31/22	$19,459	$23,016
4/30/22	$17,616	$21,137
7/31/22	$16,172	$21,219
10/31/22	$15,466	$19,975
1/31/23	$15,343	$21,125
4/30/23	$15,236	$21,700
7/31/23	$16,219	$23,980
10/31/23	$14,452	$22,001
1/31/24	$16,111	$25,523
4/30/24	$16,265	$26,617
7/31/24	$17,355	$29,292
10/31/24	$17,754	$30,365
1/31/25	$18,138	$32,255
4/30/25	$15,175	$29,837
7/31/25	$16,915	$34,076
10/31/25	$18,107	$36,879
1/31/26	$17,905	$37,529
4/30/26	$18,667	$39,102
7/31/26	$18,620	$40,742

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	10.08%	-0.41%	6.41%
S&P 500® Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]			The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.
Updated Performance Information Location [Text Block]
AssetsNet			$ 89,930,856
Holdings Count | Holding			0
Advisory Fees Paid, Amount			$ 1,280,237
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$89,930,856
# of Portfolio Holdings (excluding derivatives)	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,280,237

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	100.0%
Derivative Exposure (% total net assets)
Table Summary
Long Futures Contracts	100.0%

C000158765
Shareholder Report [Line Items]
Fund Name			ABR Dynamic Blend Equity & Volatility Fund
Class Name			Investor
Trading Symbol			ABRTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number			(855) 422-4518
Additional Information Website			www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$236	2.25%

Expenses Paid, Amount			$ 236
Expense Ratio, Percent			2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2026, the S&P 500 Index increased 19.56% while volatility dropped 49.51% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund increased 9.87%.

For the most part, the trend higher in U.S. equities continued throughout the fiscal year. However, there was a notable interruption in March 2026, as a result of the war in the Middle East. The S&P 500 Index was down 5% for the full month of March and had a peak-to-trough drawdown of 9%. In other words, it was a modest pullback in equities, not a large crash. For context, the S&P 500’s average intra-year maximum drawdown has been 16% since 1928.

The VIX Index is a measure of the implied volatility of the S&P 500 Index. S&P 500 implied volatility is a measure of market participants’ collective pricing of the future swings of the S&P 500 (plus a risk premium). The VIX Index closed at 31.05 on March 27, 2026, its highest close of the year (so far, at least).

S&P 500 realized volatility is a measure of the actual historical swings in the daily returns of the S&P 500 Index. It was 19 in March, and it was only 15 before the 3% rally on the last day of the month. In other words, realized volatility stayed quite low compared to implied volatility in March 2026.

The ABR Dynamic Blend Equity and Volatility Fund utilizes a primarily volatility trend-following model. In March there were conflicting trend signals: the previously mentioned increase in implied volatility paired with stubbornly low realized volatility. The conflicting signals drove the model to employ only modestly increased exposures to volatility instruments. Put another way, the model was prepared to shift into meaningful volatility exposures had the situation worsened, but it had not yet overreacted to the modest moves in March.

We believe that turned out reasonably well. April and May 2026 brought a sharp reversal higher in equities and lower in volatility. In many instances, a sharp reversal is an unfavorable environment for a trend-following model. However, due to its only modestly increased exposures to volatility instruments, the model was able to navigate the trend change and participate in the equity market recovery. For the full fiscal year August 1, 2025, through July 31, 2026, the Fund gained 9.87% , achieving the model’s goal of preserving positive performance in bull markets while potentially capturing favorable volatility movements in major equity market crises.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor Class	S&P 500® Index
7/31/16	$10,000	$10,000
10/31/16	$9,668	$9,833
1/31/17	$10,181	$10,596
4/30/17	$10,422	$11,143
7/31/17	$10,579	$11,604
10/31/17	$10,705	$12,157
1/31/18	$11,641	$13,395
4/30/18	$11,175	$12,621
7/31/18	$11,392	$13,489
10/31/18	$11,326	$13,050
1/31/19	$10,601	$13,085
4/30/19	$11,334	$14,324
7/31/19	$11,322	$14,566
10/31/19	$10,928	$14,920
1/31/20	$11,518	$15,922
4/30/20	$16,051	$14,448
7/31/20	$17,164	$16,308
10/31/20	$16,323	$16,369
1/31/21	$16,996	$18,668
4/30/21	$18,237	$21,092
7/31/21	$18,693	$22,251
10/31/21	$19,078	$23,393
1/31/22	$19,116	$23,016
4/30/22	$17,286	$21,137
7/31/22	$15,860	$21,219
10/31/22	$15,162	$19,975
1/31/23	$15,023	$21,125
4/30/23	$14,914	$21,700
7/31/23	$15,860	$23,980
10/31/23	$14,124	$22,001
1/31/24	$15,752	$25,523
4/30/24	$15,891	$26,617
7/31/24	$16,945	$29,292
10/31/24	$17,333	$30,365
1/31/25	$17,693	$32,255
4/30/25	$14,786	$29,837
7/31/25	$16,467	$34,076
10/31/25	$17,630	$36,879
1/31/26	$17,415	$37,529
4/30/26	$18,140	$39,102
7/31/26	$18,093	$40,742

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Investor Class	9.87%	-0.65%	6.11%
S&P 500® Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]			The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.
Updated Performance Information Location [Text Block]
AssetsNet			$ 89,930,856
Holdings Count | Holding			0
Advisory Fees Paid, Amount			$ 1,280,237
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$89,930,856
# of Portfolio Holdings (excluding derivatives)	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,280,237

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	100.0%
Derivative Exposure (% total net assets)
Table Summary
Long Futures Contracts	100.0%

C000193875
Shareholder Report [Line Items]
Fund Name			ABR 50/50 Volatility Fund
Class Name			Institutional
Trading Symbol			ABRSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number			(855) 422-4518
Additional Information Website			www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$276	2.50%

Expenses Paid, Amount			$ 276
Expense Ratio, Percent			2.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2026, the S&P 500 Index increased 19.56% while volatility dropped 49.51% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund increased 20.75%.

For the most part, the trend higher in U.S. equities continued throughout the fiscal year. However, there was a notable interruption in March 2026, as a result of the war in the Middle East. The S&P 500 Index was down 5% for the full month of March and had a peak-to-trough drawdown of 9%. In other words, it was a modest pullback in equities, not a large crash. For context, the S&P 500’s average intra-year maximum drawdown has been 16% since 1928.

The VIX Index is a measure of the implied volatility of the S&P 500 Index. S&P 500 implied volatility is a measure of market participants’ collective pricing of the future swings of the S&P 500 (plus a risk premium). The VIX Index closed at 31.05 on March 27, 2026, its highest close of the year (so far, at least).

S&P 500 realized volatility is a measure of the actual historical swings in the daily returns of the S&P 500 Index. It was 19 in March, and it was only 15 before the 3% rally on the last day of the month. In other words, realized volatility stayed quite low compared to implied volatility in March 2026.

The ABR 50/50 Volatility Fund utilizes a partially volatility trend-following model, with elements of mean reversion. In March there were conflicting trend signals: the previously mentioned increase in implied volatility paired with stubbornly low realized volatility. The conflicting signals drove the model to utilize what may generally be described as risk-on exposures.

We believe that turned out reasonably well. April and May 2026 brought a sharp reversal higher in equities and lower in volatility. In many instances, a sharp reversal is an unfavorable environment for a partially trend-following model. However, due to its generally risk-on exposures, the model was able to navigate the end-of-March trend change and participate rather well in the strong equity and volatility trends of April and May. For the full fiscal year August 1, 2025, through July 31, 2026, the Fund gained  20.75%.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,239	$11,232	$10,038
4/30/18	$7,412	$10,583	$10,076
7/31/18	$7,876	$11,310	$10,123
10/31/18	$6,856	$10,943	$10,175
1/31/19	$6,735	$10,972	$10,235
4/30/19	$7,611	$12,011	$10,296
7/31/19	$8,621	$12,214	$10,359
10/31/19	$9,867	$12,510	$10,414
1/31/20	$10,243	$13,351	$10,458
4/30/20	$8,980	$12,115	$10,493
7/31/20	$8,769	$13,674	$10,500
10/31/20	$7,828	$13,725	$10,503
1/31/21	$9,389	$15,653	$10,506
4/30/21	$12,089	$17,686	$10,507
7/31/21	$13,203	$18,658	$10,508
10/31/21	$14,566	$19,615	$10,509
1/31/22	$13,337	$19,299	$10,510
4/30/22	$10,376	$17,723	$10,516
7/31/22	$9,984	$17,792	$10,539
10/31/22	$9,258	$16,749	$10,601
1/31/23	$11,288	$17,714	$10,707
4/30/23	$11,735	$18,195	$10,830
7/31/23	$12,890	$20,108	$10,972
10/31/23	$11,549	$18,448	$11,125
1/31/24	$13,636	$21,401	$11,281
4/30/24	$13,654	$22,319	$11,434
7/31/24	$14,790	$24,561	$11,592
10/31/24	$14,138	$25,461	$11,747
1/31/25	$15,998	$27,046	$11,886
4/30/25	$11,820	$25,019	$12,013
7/31/25	$14,587	$28,573	$12,146
10/31/25	$15,885	$30,924	$12,279
1/31/26	$16,496	$31,468	$12,401
4/30/26	$16,118	$32,788	$12,514
7/31/26	$17,614	$34,163	$12,632

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Since Inception 10/2/17
Institutional Class	20.75%	5.93%	6.62%
S&P 500® Index	19.56%	12.86%	14.93%
FTSE 3-Month U.S. T-Bill Index	4.00%	3.75%	2.68%

Performance Inception Date			Oct. 02, 2017
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]			Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]			The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet			$ 28,246,060
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 590,016
InvestmentCompanyPortfolioTurnover			1330.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$28,246,060
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	1330%
Investment Advisory Fees (Net of fees waived)	$590,016

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	84.5%
U.S. Treasury Securities	15.5%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	45.2%
Short Futures Contracts	31.3%

C000193876
Shareholder Report [Line Items]
Fund Name			ABR 50/50 Volatility Fund
Class Name			Investor
Trading Symbol			ABRJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number			(855) 422-4518
Additional Information Website			www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$303	2.75%

Expenses Paid, Amount			$ 303
Expense Ratio, Percent			2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2026, the S&P 500 Index increased 19.56% while volatility dropped 49.51% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund increased 20.50%.

For the most part, the trend higher in U.S. equities continued throughout the fiscal year. However, there was a notable interruption in March 2026, as a result of the war in the Middle East. The S&P 500 Index was down 5% for the full month of March and had a peak-to-trough drawdown of 9%. In other words, it was a modest pullback in equities, not a large crash. For context, the S&P 500’s average intra-year maximum drawdown has been 16% since 1928.

The VIX Index is a measure of the implied volatility of the S&P 500 Index. S&P 500 implied volatility is a measure of market participants’ collective pricing of the future swings of the S&P 500 (plus a risk premium). The VIX Index closed at 31.05 on March 27, 2026, its highest close of the year (so far, at least).

S&P 500 realized volatility is a measure of the actual historical swings in the daily returns of the S&P 500 Index. It was 19 in March, and it was only 15 before the 3% rally on the last day of the month. In other words, realized volatility stayed quite low compared to implied volatility in March 2026.

The ABR 50/50 Volatility Fund utilizes a partially volatility trend-following model, with elements of mean reversion. In March there were conflicting trend signals: the previously mentioned increase in implied volatility paired with stubbornly low realized volatility. The conflicting signals drove the model to utilize what may generally be described as risk-on exposures.

We believe that turned out reasonably well. April and May 2026 brought a sharp reversal higher in equities and lower in volatility. In many instances, a sharp reversal is an unfavorable environment for a partially trend-following model. However, due to its generally risk-on exposures, the model was able to navigate the end-of-March trend change and participate rather well in the strong equity and volatility trends of April and May. For the full fiscal year August 1, 2025, through July 31, 2026, the Fund gained  20.50%.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor ClassFootnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,229	$11,232	$10,038
4/30/18	$7,402	$10,583	$10,076
7/31/18	$7,866	$11,310	$10,123
10/31/18	$6,836	$10,943	$10,175
1/31/19	$6,715	$10,972	$10,235
4/30/19	$7,591	$12,011	$10,296
7/31/19	$8,580	$12,214	$10,359
10/31/19	$9,826	$12,510	$10,414
1/31/20	$10,191	$13,351	$10,458
4/30/20	$8,939	$12,115	$10,493
7/31/20	$8,715	$13,674	$10,500
10/31/20	$7,773	$13,725	$10,503
1/31/21	$9,311	$15,653	$10,506
4/30/21	$12,001	$17,686	$10,507
7/31/21	$13,092	$18,658	$10,508
10/31/21	$14,431	$19,615	$10,509
1/31/22	$13,210	$19,299	$10,510
4/30/22	$10,250	$17,723	$10,516
7/31/22	$9,875	$17,792	$10,539
10/31/22	$9,144	$16,749	$10,601
1/31/23	$11,149	$17,714	$10,707
4/30/23	$11,580	$18,195	$10,830
7/31/23	$12,704	$20,108	$10,972
10/31/23	$11,374	$18,448	$11,125
1/31/24	$13,416	$21,401	$11,281
4/30/24	$13,435	$22,319	$11,434
7/31/24	$14,541	$24,561	$11,592
10/31/24	$13,885	$25,461	$11,747
1/31/25	$15,711	$27,046	$11,886
4/30/25	$11,595	$25,019	$12,013
7/31/25	$14,302	$28,573	$12,146
10/31/25	$15,561	$30,924	$12,279
1/31/26	$16,162	$31,468	$12,401
4/30/26	$15,786	$32,788	$12,514
7/31/26	$17,233	$34,163	$12,632

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Since Inception 10/2/17
Investor ClassFootnote Reference1	20.50%	5.65%	6.36%
S&P 500® Index	19.56%	12.86%	14.93%
FTSE 3-Month U.S. T-Bill Index	4.00%	3.75%	2.68%

Performance Inception Date		Oct. 11, 2017	Oct. 02, 2017
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]			Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]			The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet			$ 28,246,060
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 590,016
InvestmentCompanyPortfolioTurnover			1330.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$28,246,060
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	1330%
Investment Advisory Fees (Net of fees waived)	$590,016

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	84.5%
U.S. Treasury Securities	15.5%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	45.2%
Short Futures Contracts	31.3%

C000220967
Shareholder Report [Line Items]
Fund Name			ABR 75/25 Volatility Fund
Class Name			Institutional
Trading Symbol			VOLSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number			(855) 422-4518
Additional Information Website			www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$190	1.75%

Expenses Paid, Amount			$ 190
Expense Ratio, Percent			1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2026, the S&P 500 Index increased 19.56% while volatility dropped 49.51% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund increased 16.88%.

For the most part, the trend higher in U.S. equities continued throughout the fiscal year. However, there was a notable interruption in March 2026, as a result of the war in the Middle East. The S&P 500 Index was down 5% for the full month of March and had a peak-to-trough drawdown of 9%. In other words, it was a modest pullback in equities, not a large crash. For context, the S&P 500’s average intra-year maximum drawdown has been 16% since 1928.

The VIX Index is a measure of the implied volatility of the S&P 500 Index. S&P 500 implied volatility is a measure of market participants’ collective pricing of the future swings of the S&P 500 (plus a risk premium). The VIX Index closed at 31.05 on March 27, 2026, its highest close of the year (so far, at least).

S&P 500 realized volatility is a measure of the actual historical swings in the daily returns of the S&P 500 Index. It was 19 in March, and it was only 15 before the 3% rally on the last day of the month. In other words, realized volatility stayed quite low compared to implied volatility in March 2026.

The ABR 75/25 Volatility Fund utilizes a generally volatility trend-following model, with some usually smaller elements of mean reversion. In March there were conflicting trend signals: the previously mentioned increase in implied volatility paired with stubbornly low realized volatility. The conflicting signals drove the model to remain in what may generally be described as risk-on exposures.

We believe that turned out reasonably well. April and May 2026 brought a sharp reversal higher in equities and lower in volatility. In many instances, a sharp reversal is an unfavorable environment for a trend-following model. However, due to its generally risk-on exposures, the model was able to navigate the trend change and participate in the equity market recovery. For the full fiscal year August 1, 2025, through July 31, 2026, the Fund gained 16.88%.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/3/20	$10,000	$10,000	$10,000
10/31/20	$9,010	$9,965	$10,003
1/31/21	$9,540	$11,365	$10,005
4/30/21	$11,260	$12,841	$10,007
7/31/21	$11,790	$13,547	$10,007
10/31/21	$12,600	$14,242	$10,008
1/31/22	$12,117	$14,012	$10,010
4/30/22	$10,231	$12,868	$10,015
7/31/22	$9,682	$12,918	$10,037
10/31/22	$9,097	$12,161	$10,096
1/31/23	$10,088	$12,861	$10,197
4/30/23	$10,219	$13,211	$10,314
7/31/23	$11,126	$14,600	$10,449
10/31/23	$9,920	$13,395	$10,595
1/31/24	$11,457	$15,539	$10,744
4/30/24	$11,541	$16,205	$10,889
7/31/24	$12,439	$17,833	$11,040
10/31/24	$12,439	$18,487	$11,187
1/31/25	$13,452	$19,637	$11,319
4/30/25	$10,478	$18,165	$11,441
7/31/25	$12,326	$20,746	$11,568
10/31/25	$13,391	$22,453	$11,694
1/31/26	$13,556	$22,848	$11,810
4/30/26	$13,794	$23,806	$11,918
7/31/26	$14,406	$24,805	$12,031

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Since Inception 08/3/20
Institutional Class	16.88%	4.09%	6.28%
S&P 500® Index	19.56%	12.86%	16.37%
FTSE 3-Month U.S. T-Bill Index	4.00%	3.75%	3.13%

Performance Inception Date			Aug. 03, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]			Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]			The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet			$ 119,789,764
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 1,805,538
InvestmentCompanyPortfolioTurnover			1366.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$119,789,764
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	1366%
Investment Advisory Fees (Net of fees waived)	$1,805,538

Holdings [Text Block]

Asset Class Weightings

(% total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	92.2%
U.S. Treasury Securities	7.8%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	69.4%
Short Futures Contracts	9.2%

C000220968
Shareholder Report [Line Items]
Fund Name			ABR 75/25 Volatility Fund
Class Name			Investor
Trading Symbol			VOLJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to July 31, 2026.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number			(855) 422-4518
Additional Information Website			www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	2.00%

Expenses Paid, Amount			$ 217
Expense Ratio, Percent			2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2026, the S&P 500 Index increased 19.56% while volatility dropped 49.51% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund increased 16.63%.

For the most part, the trend higher in U.S. equities continued throughout the fiscal year. However, there was a notable interruption in March 2026, as a result of the war in the Middle East. The S&P 500 Index was down 5% for the full month of March and had a peak-to-trough drawdown of 9%. In other words, it was a modest pullback in equities, not a large crash. For context, the S&P 500’s average intra-year maximum drawdown has been 16% since 1928.

The VIX Index is a measure of the implied volatility of the S&P 500 Index. S&P 500 implied volatility is a measure of market participants’ collective pricing of the future swings of the S&P 500 (plus a risk premium). The VIX Index closed at 31.05 on March 27, 2026, its highest close of the year (so far, at least).

S&P 500 realized volatility is a measure of the actual historical swings in the daily returns of the S&P 500 Index. It was 19 in March, and it was only 15 before the 3% rally on the last day of the month. In other words, realized volatility stayed quite low compared to implied volatility in March 2026.

The ABR 75/25 Volatility Fund utilizes a generally volatility trend-following model, with some usually smaller elements of mean reversion. In March there were conflicting trend signals: the previously mentioned increase in implied volatility paired with stubbornly low realized volatility. The conflicting signals drove the model to remain in what may generally be described as risk-on exposures.

We believe that turned out reasonably well. April and May 2026 brought a sharp reversal higher in equities and lower in volatility. In many instances, a sharp reversal is an unfavorable environment for a trend-following model. However, due to its generally risk-on exposures, the model was able to navigate the trend change and participate in the equity market recovery. For the full fiscal year August 1, 2025, through July 31, 2026, the Fund gained 16.63%.

Performance Past Does Not Indicate Future [Text]			The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor ClassFootnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/3/20	$10,000	$10,000	$10,000
10/31/20	$9,000	$9,965	$10,003
1/31/21	$9,520	$11,365	$10,005
4/30/21	$11,230	$12,841	$10,007
7/31/21	$11,750	$13,547	$10,007
10/31/21	$12,560	$14,242	$10,008
1/31/22	$12,067	$14,012	$10,010
4/30/22	$10,179	$12,868	$10,015
7/31/22	$9,618	$12,918	$10,037
10/31/22	$9,032	$12,161	$10,096
1/31/23	$10,012	$12,861	$10,197
4/30/23	$10,143	$13,211	$10,314
7/31/23	$11,027	$14,600	$10,449
10/31/23	$9,833	$13,395	$10,595
1/31/24	$11,340	$15,539	$10,744
4/30/24	$11,424	$16,205	$10,889
7/31/24	$12,309	$17,833	$11,040
10/31/24	$12,309	$18,487	$11,187
1/31/25	$13,295	$19,637	$11,319
4/30/25	$10,346	$18,165	$11,441
7/31/25	$12,161	$20,746	$11,568
10/31/25	$13,197	$22,453	$11,694
1/31/26	$13,353	$22,848	$11,810
4/30/26	$13,576	$23,806	$11,918
7/31/26	$14,184	$24,805	$12,031

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Since Inception 08/3/20
Investor ClassFootnote Reference1	16.63%	3.84%	6.01%
S&P 500® Index	19.56%	12.86%	16.37%
FTSE 3-Month U.S. T-Bill Index	4.00%	3.75%	3.13%

Performance Inception Date	Aug. 05, 2020		Aug. 03, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]			Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.
Prior Market Index Comparison [Text Block]			The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet			$ 119,789,764
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 1,805,538
InvestmentCompanyPortfolioTurnover			1366.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$119,789,764
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	1366%
Investment Advisory Fees (Net of fees waived)	$1,805,538

Holdings [Text Block]

Asset Class Weightings

(% total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	92.2%
U.S. Treasury Securities	7.8%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	69.4%
Short Futures Contracts	9.2%